As filed with the Securities and Exchange Commission on August 2, 2002


                                                      Registration No. 333-91338

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       ____ PRE-EFFECTIVE AMENDMENT NO.__

                        X   POST-EFFECTIVE AMENDMENT NO. 1
                       ----                             ---

                        (Check appropriate box or boxes)
                                 ---------------
                                  AMSOUTH FUNDS
               (Exact Name of Registrant as Specified in Charter)
                                3435 Stelzer Road
                               Columbus, OH 43219
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: 1-800-451-8382
                                 ---------------

                     Name and address of agent for service:
                                 J. David Huber
                                  AmSouth Funds
                                3435 Stelzer Road
                               Columbus, OH 43219

                                   Copies to:
                           Clifford J. Alexander, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                             Washington, D.C. 20036

                                 ---------------

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on August 5, 2002 pursuant to paragraph (a)(1) of Rule 485.


Title of securities being offered: Units of beneficial interest.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

                                  AMSOUTH FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:


Cover Sheet

Contents of Registration Statement on Form N-14

Letter to Shareholders *

Notice of Special Meeting of Shareholders *

Part A - Combined Prospectus and Proxy Statement *

Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits

* Previously filed and incorporated herein by reference to the Registrant's Registration Statement on Form N-14, Registration No. 333-91338, filed with the Securities and Exchange Commission on June 27, 2002, Edgar Accession Number 0000898432-02-000448.

The sole purpose of this filing is to include revised pro-forma financial statements in the Statement of Additional Information filed herein.

                                  AMSOUTH FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information contains information that may be of interest to investors but that is not included in the Combined Prospectus/Proxy Statement (the "Prospectus") [ , 2002], relating to the transfer of assets and liabilities from the AmSouth Equity Income Fund, the AmSouth Limited Term U.S. Government Fund and the AmSouth Limited Term Tennessee Tax-Exempt Fund to the AmSouth Value Fund, the AmSouth Government Income Fund and the AmSouth Tennessee Tax-Exempt Fund, respectively.

The Statement of Additional Information for AmSouth Funds dated December 1, 2001, as supplemented on February 8, 2002 and June 21, 2002 ("AmSouth Funds SAI"), the AmSouth Funds' Annual Report to Shareholders for the period ended July 31, 2001 ("AmSouth Funds Annual Report") and the AmSouth Funds' Semi-Annual Report to Shareholders for the period ended January 31, 2002 (AmSouth Funds Semi-Annual Report"), have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus, AmSouth Funds SAI, AmSouth Funds Annual Report, and AmSouth Funds Semi-Annual Report. This Statement of Additional Information should be read in conjunction with that Prospectus, AmSouth Funds SAI, AmSouth Funds Annual Report, and AmSouth Funds Semi-Annual Report. A copy of the Prospectus, AmSouth Funds SAI, AmSouth Funds Annual Report, and AmSouth Funds Semi-Annual Report may be obtained, without charge, by writing AmSouth Funds, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-451-8382.

Audited financial statements for the Funds for the period ended July 31, 2001 are contained in the AmSouth Funds Annual Report to Shareholders, filed with the SEC on September 28, 2001, EDGAR Accession Number 0001045969-01-501180. Unaudited financial statements for the Funds for the period ended January 31, 2001 are contained in the AmSouth Funds Semi-Annual Report filed with the SEC on April 1, 2002, EDGAR Accession Number 0000950109-02-001862.

The date of this Statement of Additional Information is [______ __, 2002].

                                TABLE OF CONTENTS
FINANCIAL STATEMENTS OF THE COMBINED VALUE FUND AND EQUITY INCOME FUND, THE COMBINED GOVERNMENT INCOME FUND AND LIMITED TERM U.S. GOVERNMENT FUND, AND THE COMBINED TENNESSEE TAX-EXEMPT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND ON A PRO-FORMA BASIS FOR THE SIX-MONTHS ENDED JANUARY 31, 2002

Statements of Operations.....................................................
Statements of Assets and Liabilities.........................................
Schedules of Investments.....................................................
Notes to Financial Statements................................................


AMSOUTH FUNDS
STATEMENTS OF OPERATIONS
For The Twelve Months Ended January 31, 2002
(Unaudited)
(Amounts in thousands)
                                                                            Equity
                                                             Value          Income    Pro Forma       Pro Forma
                                                              Fund           Fund    Adjustments       Combined
                                                           -----------     ---------------------------------------
Investment Income:
      Dividend income                                       $  11,402      $  3,156                      $ 14,558
      Interest income                                              54           573                           627
      Income from securities lending                              313            43                           356
                                                           -----------     ---------------------------------------
           Total Investment Income                             11,769         3,772                        15,541
                                                           -----------     ---------------------------------------

Expenses:
      Investment advisory fees                                  5,264         1,170                         6,434
      Administration fees                                       1,316           293                         1,609
      Distribution fees - Class B Shares                           78           210                           288
      Shareholder servicing fees - Class A Shares                 237            95                           332
      Shareholder servicing fees - Class B Shares                  26            70                            96
      Shareholder servicing fees - Trust Shares                   829           121                           950
      Accounting fees                                             178            35                           213
      Custodian fees                                              181            40                           221
      Transfer agent fees                                         190            90            (8)(a)         272
      Other fees                                                  178            52                           230
                                                           -----------     ---------------------------------------
           Total expenses before fee reductions                 8,477         2,176            (8)         10,645
               Expenses reduced by Investment Advisor               -            (4)            4 (b)           -
               Expenses reduced by Administrator                    -           (73)           73 (C)           -
               Expenses reduced by Transfer Agent                   -            (8)            8 (a)           -
               Expenses reduced by Distributor                   (276)          (40)                         (316)
               Expenses reduced by Fund Accountant                (87)          (21)                         (108)
                                                           -----------     ---------------------------------------
           Net Expenses                                         8,114         2,030            77          10,221
                                                           -----------     ---------------------------------------

Net Investment Income                                           3,655         1,742           (77)          5,320
                                                           -----------     ---------------------------------------

Realized/Unrealized Gains/(Losses)
   from Investments:
 Net realized gains/(losses) from investment
            transactions                                       66,728       (18,220)                       48,508
 Change in unrealized appreciation/depreciation
           from investments                                   (87,254)       (9,699)                      (96,953)
                                                           -----------     ---------------------------------------

Net Realized/Unrealized Gains/(Losses)
   from Investments                                           (20,526)      (27,919)                      (48,445)
                                                           -----------     ---------------------------------------

Change in Net Assets
   from Operations                                           $(16,871)     $(26,177)         $(77)       $(43,125)
                                                           ===========     =======================================

(a) Adjustment to reflect the Transfer agent fee minimum of $10,000 per class plus OOP.
(b) Adjustment to reflect the Investment Advisor Fee structure of the Value Fund (0.80% of net assets).
(C) Adjustment to reflect the Administration fee structre of the Value Fund (0.20% of net assets).


                                                  SEE NOTES TO FINANCIALS

AMSOUTH FUNDS
STATEMENTS OF OPERATIONS
For The Twelve Months Ended January 31, 2002                                     Limited
(Unaudited)                                                                        Term
(Amounts in thousands)                                          Government         U.S.
                                                                  Income        Government      Pro Forma      Pro Forma
                                                                   Fund            Fund        Adjustments      Combined
                                                               -------------   -------------   -------------  -------------
Investment Income:
      Dividend income                                                $  445           $  75                         $  520
      Interest income                                                18,163           2,000                         20,163
      Income from securities lending                                    164               3                            167
                                                               -------------   -------------   -------------  -------------
           Total Investment Income                                   18,772           2,078                         20,850
                                                               -------------   -------------   -------------  -------------

Expenses:
      Investment advisory fees                                        2,022             272                          2,294
      Administration fees                                               622              84                            706
      Distribution fees - Class B Shares                                 14               8                             22
      Shareholder servicing fees - Class A Shares                        15               8                             23
      Shareholder servicing fees - Class B Shares                         4               2                              6
      Shareholder servicing fees - Trust Shares                         455              56                            511
      Accounting fees                                                    97              17                            114
      Custodian fees                                                     86              12                             98
      Transfer agent fees                                                87              54             (24)           117
      Registration and filing fees                                       11              30                             41
      Other fees                                                         74              15                             89
                                                               -------------   -------------   -------------  -------------
           Total expenses before fee reductions                       3,487             558             (24)         4,021
               Expenses reduced by Investment Advisor                  (467)            (63)                          (530)
               Expenses reduced by Administrator                       (156)            (21)                          (177)
               Expenses reduced by Transfer Agent                         -             (24)             24 (a)          -
               Expenses reduced by Distributor                         (152)            (19)                          (171)
               Expenses reduced by Fund Accountant                      (42)             (5)                           (47)
                                                               -------------   -------------   -------------  -------------
           Net Expenses                                               2,670             426               -          3,096
                                                               -------------   -------------   -------------  -------------

Net Investment Income                                                16,102           1,652               -         17,754
                                                               -------------   -------------   -------------  -------------

Realized/Unrealized Gains/(Losses)
   from Investments:
 Net realized gains/(losses) from investment
            transactions                                             (1,031)             50                           (981)
 Change in unrealized appreciation/depreciation
           from investments                                           4,788             362                          5,150
                                                               -------------   -------------   -------------  -------------

Net Realized/Unrealized Gains
   from Investments                                                   3,757             412                          4,169
                                                               -------------   -------------   -------------  -------------

Change in Net Assets
   from Operations                                                $  19,859        $  2,064                      $  21,923
                                                               =============   =============   =============  =============

(a) Adjustment to reflect the Transfer agent fee minimum of $10,000 per class plus OOP.

                                                  SEE NOTES TO FINANCIALS

AMSOUTH FUNDS
STATEMENTS OF OPERATIONS
For The Twelve Months Ended January 31, 2002
(Unaudited)
(Amounts in thousands)                                                 Limited Term
                                                         Tennessee      Tennessee
                                                         Tax-Exempt     Tax-Exempt     Pro Forma        Pro Forma
                                                            Fund           Fund       Adjustments        Combined
                                                         -----------   ------------- --------------    -------------
Investment Income:
      Dividend income                                         $  54           $  16                           $  70
      Interest income                                         2,603             524                           3,127
                                                         -----------   ------------- -------------------------------
           Total Investment Income                            2,657             540                           3,197
                                                         -----------   ------------- -------------------------------

Expenses:
      Investment advisory fees                                  398              89                             487
      Administration fees                                       123              27                             150
      Distribution fees - Class B Shares                         11               3                              14
      Shareholder servicing fees - Class A Shares                 9              33                              42
      Shareholder servicing fees - Class B Shares                 3               1                               4
      Shareholder servicing fees - Trust Shares                  84               -                              84
      Accounting fees                                            23               7                              30
      Custodian fees                                             17               4                              21
      Transfer agent fees                                        54              31            (20)(a)           65
      Registration and filing fees                               31              30                              61
      Other fees                                                 24               8                              32
                                                         -----------   ------------- --------------    -------------
           Total expenses before fee reductions                 777             233            (20)             990
               Expenses reduced by Investment Advisor           (92)            (20)                           (112)
               Expenses reduced by Administrator                (31)            (14)                            (45)
               Expenses reduced by Transfer Agent               (21)            (18)            20 (a)          (19)
               Expenses reduced by Distributor                  (28)              -                             (28)
               Expenses reduced by Fund Accountant               (8)             (2)                            (10)
                                                         -----------   ----------------------------    -------------
           Net Expenses                                         597             179              -              776
                                                         -----------   ----------------------------    -------------

Net Investment Income                                         2,060             361                           2,421
                                                         -----------   ------------- --------------    -------------

Realized/Unrealized Gains/(Losses)
   from Investments:
 Net realized gains from investment
            transactions                                        883             253                           1,136
 Change in unrealized appreciation/depreciation
           from investments                                    (486)           (159)                           (645)
                                                         -----------   ------------- -------------------------------

Net Realized/Unrealized Gains
   from Investments                                             397              94                             491
                                                         -----------   ------------- -------------------------------

Change in Net Assets
   from Operations                                         $  2,457          $  455                        $  2,912
                                                         ===========   ============= ===============================

(a) Adjustment to reflect the Transfer agent fee minimum of $10,000 per class plus OOP.

                                                  SEE NOTES TO FINANCIALS

AMSOUTH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2002 (UNAUDITED)
(Amounts in thousands, except per share amounts)
                                                                       Equity
                                                         Value         Income    Pro Forma
                                                         Fund           Fund    Adjustments     Combined
                                                      ------------   -----------------------   ------------
ASSETS:
     Investments:
          Investments at cost                          $  529,041    $  111,168                 $  640,209
          Net unrealized appreciation                     138,223         6,404                    144,627
                                                      ------------   -----------------------   ------------
          Total investments at value                      667,264       117,572                    784,836
     Collateral for securities loaned                      99,436        11,594                    111,030
     Interest and dividends receivable                        754           373                      1,127
     Receivable from capital shares issued                    154            19                        173
     Receivable from investments sold                           -         2,858                      2,858
     Prepaid expenses and other assets                         20            10                         30
                                                      ------------   -----------------------   ------------
          Total Assets                                    767,628       132,426                    900,054

LIABILITIES:
     Payable to custodian                                       -           575                        575
     Payable for investments purchased                     13,267             -                     13,267
     Payable for securities loaned                         99,436        11,594                    111,030
     Payable for capital shares redeemed                       38            26                         64
     Accrued expenses and other payables:
         Investment advisory fees                             198            37                        235
         Administration fees                                   11             1                         12
         Shareholder servicing and distribution fees           82            35                        117
         Custodian fees                                        15             3                         18
         Other                                                 64            25                         89
                                                      ------------   -----------------------   ------------
          Total Liabilities                               113,111        12,296                    125,407
                                                      ------------   -----------------------   ------------

NET ASSETS                                               $654,517      $120,130                   $774,647
                                                      ============   =======================   ============

NET ASSETS CONSIST OF:
     Capital                                           $  485,484    $  144,920                 $  630,404
     Accumulated (distributions in excess of)
          net investment income                                63          (234)                      (171)
     Accumulated (distributions in excess of)
          net realized gains/(losses) from investments     30,747       (30,960)                      (213)
     Unrealized appreciation from investments             138,223         6,404                    144,627
                                                      ------------   -----------------------   ------------
NET ASSETS                                               $654,517      $120,130                   $774,647
                                                      ============   =======================   ============

CLASS A SHARES:
     Net Assets                                        $  128,135     $  36,884                 $  165,019
     Shares outstanding                                     7,306         3,022        (920) (a)     9,408
     Redemption price per share                           $ 17.54       $ 12.21                    $ 17.54
                                                      ============   =======================   ============
     Maximum Sales Load                                     5.50%         5.50%                      5.50%
                                                      ------------   -----------------------   ------------
     Maximum offering price per share (100%/(100%-maximum sales charge) of
        net asset value adjusted to the nearest cent)      $18.56        $12.92                     $18.56

CLASS B SHARES:
     Net Assets                                         $  14,170     $  25,602                  $  39,772
     Shares outstanding                                       819         2,113        (632) (a)     2,300
     Offering price per share*                            $ 17.29       $ 12.12                    $ 17.29
                                                      ============   =======================   ============

TRUST SHARES:
     Net Assets                                        $  512,212     $  57,644                 $  569,856
     Shares outstanding                                    29,252         4,717      (1,424) (a)    32,545
     Offering and redemption price per share               $17.51        $12.22                     $17.51
                                                      ============   =======================   ============

*Redemption price per share varies by length of time shares are held.
(a) Adjustment to convert Equity Income Fund's shares outstanding to Value Fund's based on the Value Fund's NAV


AMSOUTH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)
(Amounts in thousands, except per share amounts)
                                                                          Limited
                                                                            Term
                                                         Government         U.S.                        Combined
                                                           Income        Government    Pro Forma
                                                            Fund            Fund      Adjustments
                                                        -------------   ---------------------------   --------------
Assets:
     Investments:
          Investments at cost                             $  279,867       $  49,384                     $  329,251
          Net unrealized appreciation                         13,274             671                         13,945
                                                        -------------   ---------------------------   --------------
          Total investments at value                         293,141          50,055                        343,196
     Collateral for securities loaned                         58,961           8,465                         67,426
     Interest and dividends receivable                         3,388             640                          4,028
     Receivable from capital shares issued                         1               9                             10
     Prepaid expenses and other assets                            25              16                             41
                                                        -------------   ---------------------------   --------------
          Total Assets                                       355,516          59,185                        414,701

Liabilities:
     Payable for securities loaned                            58,961           8,465                         67,426
     Accrued expenses and other payables:
         Investment advisory fees                                 57              10                             67
         Administration fees                                       4               1                              5
         Shareholder servicing and distribution fees              28               6                             34
         Custodian fees                                            7               1                              8
         Other                                                    38               7                             45
                                                        -------------   ---------------------------   --------------
          Total Liabilities                                   59,095           8,490                         67,585
                                                        -------------   ---------------------------   --------------
Net Assets                                                  $296,421         $50,695                       $347,116
                                                        =============   ===========================   ==============

Net Assets consist of:
     Capital                                              $  286,424       $  51,186                     $  337,610
     Accumulated (distributions in excess of)
          net investment income                                 (406)             67                           (339)
     Accumulated net realized gains/(losses)
          from investment transactions                        (2,871)         (1,229)                        (4,100)
     Unrealized appreciation from investments                 13,274             671                         13,945
                                                        -------------   ---------------------------   --------------
Net Assets                                                  $296,421         $50,695                       $347,116
                                                        =============   ===========================   ==============

Class A Shares:
     Net Assets                                             $  6,951        $  3,561                      $  10,512
     Shares outstanding                                          688             346             6 (a)        1,040
     Redemption price per share                              $ 10.11         $ 10.29                        $ 10.11
                                                        =============   ===========================   ==============
     Maximum Sales Load                                        4.00%           4.00%                          4.00%
                                                        -------------   ---------------------------   --------------
     Maximum offering price per share
          (100%/(100%-maximum sales charge) of net
           asset value adjusted to the nearest cent)          $10.53          $10.72                         $10.53

Class B Shares:
     Net Assets                                             $  2,545        $  2,239                       $  4,784
     Shares outstanding                                          252             218             3 (a)          473
     Offering price per share*                               $ 10.11         $ 10.28                        $ 10.11
                                                        =============   ===========================   ==============

Trust Shares:
     Net Assets                                           $  286,925       $  44,895                     $  331,820
     Shares outstanding                                       28,375           4,366            80 (a)       32,821
     Offering and redemption price per share                  $10.11          $10.28                         $10.11
                                                        =============   ===========================   ==============

*Redemption price per share varies by length of time shares are held.
(a) Adjustment to convert Limited Term US Goverment Fund's shares outstanding to Government Income Fund's based on Government Income Fund's NAV.


AMSOUTH FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2002 (Unaudited)
(Amounts in thousands, except per share amounts)
                                                                    Limited Term
                                                      Tennessee      Tennessee
                                                      Tax-Exempt     Tax-Exempt   Pro Forma
                                                         Fund           Fund     Adjustments    Combined
                                                     -------------  --------------------------  ----------
Assets:
     Investments:
          Investments at cost                           $  55,321      $  12,407                $  67,728
          Net unrealized appreciation                         962            162                    1,124
                                                     -------------  --------------------------  ----------
          Total investments at value                       56,283         12,569                   68,852
     Interest and dividends receivable                        874            144                    1,018
     Prepaid expenses and other assets                         21             17                       38
                                                     -------------  --------------------------  ----------
          Total Assets                                     57,178         12,730                   69,908

Liabilities:
     Payable for investments purchased                          -            479                      479
     Accrued expenses and other payables:
         Investment advisory fees                              11              2                       13
         Administration fees                                    1              -                        1
         Shareholder servicing and distribution fees            6              3                        9
         Custodian fees                                         1              -                        1
         Other                                                 14              4                       18
                                                     -------------  --------------------------  ----------
          Total Liabilities                                    33            488                      521
                                                     -------------  --------------------------  ----------
                                                                                                        -
Net Assets                                                $57,145        $12,242                  $69,387
                                                     =============  ==========================  ==========

Net Assets consist of:
     Capital                                            $  56,630      $  12,182                $  68,812
     Accumulated net investment income                         62              9                       71
     Accumulated net realized losses
        from investment transactions                         (509)          (111)                    (620)
     Unrealized appreciation from investments                 962            162                    1,124
                                                     -------------  --------------------------  ----------
Net Assets                                                $57,145        $12,242                  $69,387
                                                     =============  ==========================  ==========

Class A Shares:
     Net Assets                                          $  2,934      $  11,814                $  14,748
     Shares outstanding                                       290          1,165            2 (a)   1,457
     Redemption price per share                           $ 10.12        $ 10.15                  $ 10.12
                                                     =============  ==========================  ==========
     Maximum Sales Load                                     4.00%          4.00%                    4.00%
                                                     -------------  --------------------------  ----------
     Maximum offering price per share
        (100%/(100%-maximum sales charge) of net
        asset value adjusted to the nearest cent)          $10.54         $10.57                   $10.54

Class B Shares:
     Net Assets                                          $  1,470         $  428                 $  1,898
     Shares outstanding                                       145             42                      187
     Offering price per share*                            $ 10.13        $ 10.15                  $ 10.13
                                                     =============  ==========================  ==========

Trust Shares:
     Net Assets                                         $  52,741              -                $  52,741
     Shares outstanding                                     5,216              -                    5,216
     Offering and redemption price per share               $10.11          $0.00                   $10.11
                                                     =============  ==========================  ==========

*Redemption price per share varies by length of time shares are held.
(a) Adjustment to convert Limited Term Tennessee Tax Exempt Fund's shares outstanding to Tennessee
    Tax Exempt Fund's based on Tennessee Tax Exempt Fund's NAV.


January 31, 2002
(Unaudited)                                             AMSOUTH VALUE AND EQUITY INCOME FUND
(Amounts in thousands, except shares)                                SCHEDULE OF INVESTMENTS


                                                    SHARES OR PRINCIPAL AMOUNT
                                            ------------------------------------------
                                            VALUE FUND   EQUITY INCOME FUND   COMBINED
COMMON STOCKS (97.4%)

AEROSPACE/DEFENSE (1.4%)
                                                 9,600                           9,600
                                               250,000                         250,000

AUTOMOTIVE (0.0%)
                                                 4,294                           4,294

AUTOMOTIVE PARTS (0.5%)
                                               250,000                         250,000

BANKING (2.8%)
                                               242,184                         242,184
                                                11,000                          11,000
                                                12,000                          12,000
                                               155,000                         155,000

BUSINESS SERVICES (3.3%)
                                             2,343,500                       2,343,500
                                               325,000                         325,000

CHEMICALS-SPECIALITY (2.3%)
                                               107,800                         107,800
                                               530,050                         530,050

COMPUTER HARDWARE (2.9%)
                                               533,100                         533,100
                                             1,000,000                       1,000,000
                                                 6,400                           6,400
                                               100,000                         100,000

COMPUTER SOFTWARE (0.1%)
                                                56,600                          56,600

COMPUTER SOFTWARE & SERVICES (3.2%)
                                               310,000                         310,000
                                             1,245,000                       1,245,000

CONSUMER DISCRETIONARY (2.0%)
                                                              $  3,430        $  3,430
                                                                20,900          20,900
                                                                69,000          69,000
                                                                36,223          36,223
                                                              $ 35,000        $ 35,000
                                                               109,000         109,000

CONSUMER STAPLES (1.3%)
                                                                53,300          53,300
                                                                59,870          59,870
                                                              $  2,100           2,100
                                                                37,000          37,000

ENERGY (0.8%)
                                                                62,700          62,700
                                                                45,486          45,486
                                                                60,000          60,000


January 31, 2002
(Unaudited)                                             AMSOUTH VALUE AND EQUITY INCOME FUND
(Amounts in thousands, except shares)                                SCHEDULE OF INVESTMENTS

                                                                               VALUE
                                                             ------------------------------------------
                                                             VALUE FUND   EQUITY INCOME FUND   COMBINED
General Dynamics Corp.                                            $860                          $ 860
Raytheon Company                                                 9,567                          9,567
                                                             -----------------------------------------
                                                                10,427                         10,427
                                                             -----------------------------------------
Ford Motor Co.                                                      66                             66

Dana Corp.                                                       3,653                          3,653

Bank of America Corp.                                           15,265                         15,265
PNC Financial Service Group                                        635                            635
U.S. Bancorp                                                       250                            250
Wachovia Corp.                                                   5,154                          5,154
                                                             -----------------------------------------
                                                                21,304                         21,304
                                                             -----------------------------------------
MPS Group, Inc. (b)                                             17,107                         17,107
Reynolds & Reynolds Co., Class A                                 8,678                          8,678
                                                             -----------------------------------------
                                                                25,785                         25,785
                                                             -----------------------------------------
Dow Chemical Co.                                                 3,184                          3,184
Engelhard Corp.                                                 14,768                         14,768
                                                             -----------------------------------------
                                                                17,952                         17,952
                                                             -----------------------------------------

Compaq Computer Corp.                                            6,584                          6,584
Gateway, Inc. (b)                                                5,210                          5,210
Hewlett-Packard Co.                                                142                            142
IBM Corp.                                                       10,788                         10,788
                                                             -----------------------------------------
                                                                22,724                         22,724
                                                             -----------------------------------------
Keane, Inc. (b)                                                  1,036                          1,036
Computer Associates International, Inc.                         10,683                         10,683
Enterasys Networks, Inc. (b)                                    13,720                         13,720
                                                             -----------------------------------------
                                                                24,403                         24,403
                                                             -----------------------------------------

Costco Co., 0.00%, CVT. BD., 8/19/02                                             3,584          3,584
Johnson Controls, Inc.                                                           1,757          1,757
Marriott International, Inc., Class A                                            2,814          2,814
Omnicom Group, Inc.                                                              3,165          3,165
Reliant Energy/AOL, 2.00%, CVT. BD., 3/8/02 (b)                                  1,508          1,508
Walt Disney (The) Co.                                                            2,296          2,296
                                                             -----------------------------------------
                                                                                15,124         15,124
                                                             -----------------------------------------

Anheuser-Busch Cos., Inc.                                                        2,519          2,519
PepsiCo, Inc.                                                                    3,000          3,000
Performance Food Group Co., 5.50%, CVT. BD., 10/16/04                            2,848          2,848
Suiza Capital Trust II, 5.50%, CVT. PFD., 4/1/28                                 1,748          1,748
                                                             -----------------------------------------
                                                                                10,115         10,115
                                                             -----------------------------------------

Apache Corp., $2.02, CVT. PFD., 5/15/02                                          2,771          2,771
Exxon Mobil Corp.                                                                1,776          1,776
Nabors Industries, Inc. (b)                                                      1,879          1,879
                                                             -----------------------------------------
                                                                                 6,426          6,426
                                                             -----------------------------------------


                                           1A

January 31, 2002
(Unaudited)                                             AMSOUTH VALUE AND EQUITY INCOME FUND
(Amounts in thousands, except shares)                                SCHEDULE OF INVESTMENTS

                                                    SHARES OR PRINCIPAL AMOUNT
                                            ------------------------------------------
                                            VALUE FUND   EQUITY INCOME FUND   COMBINED
ELECTRICAL & ELECTRONIC (1.7%)
                                               497,000                         497,000

FINANCE (7.3%)
                                                              37,000            37,000
                                                              58,000            58,000
                                               222,732        73,837           296,569
                                                              23,000            23,000
                                                13,500        40,622            54,122
                                                18,800        46,100            64,900
                                                11,600                          11,600
                                                              36,800            36,800
                                                              40,000            40,000
                                               650,000                         650,000
                                                              29,750            29,750

FOOD PRODUCTS, PROCESSING, & PACKAGING (1.1%)
                                               405,000                         405,000

FOREST & PAPER PRODUCTS (4.4%)
                                               200,000                         200,000
                                               200,000                         200,000
                                               175,000                         175,000
                                               195,000                         195,000

HEALTH CARE (3.9%)
                                                              49,100            49,100
                                                             $ 1,840           $ 1,840
                                                              36,000            36,000
                                                             $ 1,260           $ 1,260
                                                22,500                          22,500
                                               597,001                         597,001
                                                              43,674            43,674
                                                              56,400            56,400
                                                              65,900            65,900

HOTELS & LODGING (2.0%)
                                             1,300,000                       1,300,000

INDUSTRIALS (1.7%)
                                                              78,100            78,100
                                                              24,300            24,300
                                                             $ 2,900           $ 2,900
                                                              22,000            22,000
                                                              42,000            42,000

INSURANCE (9.5%)
                                               290,000                         290,000
                                                10,297                          10,297
                                               270,000                         270,000
                                               117,000                         117,000
                                               150,000                         150,000
                                               480,000                         480,000

MATERIALS (0.4%)
                                                              39,400            39,400


January 31, 2002
(Unaudited)                                             AMSOUTH VALUE AND EQUITY INCOME FUND
(Amounts in thousands, except shares)                                SCHEDULE OF INVESTMENTS

                                                                               VALUE
                                                             ------------------------------------------
                                                             VALUE FUND   EQUITY INCOME FUND   COMBINED

Avnet, Inc.                                                      13,245                        13,245


Ace Ltd., 8.25%, CVT. PFD., 5/16/03                                              2,899          2,899
American Express Co.                                                             2,079          2,079
Citigroup, Inc.                                                  10,557          3,500         14,057
Goldman Sachs Group, Inc.                                                        2,001          2,001
J.P. Morgan Chase & Co.                                             460          1,383          1,843
Lehman Brothers Holdings, Inc.                                    1,218          2,986          4,204
Morgan Stanley Dean Witter & Co.                                    638                           638
MBIA, Inc.                                                                       1,983          1,983
Prudential Financial, Inc.                                                       2,198          2,198
Washington Mutual, Inc.                                          22,308                        22,308
Washington Mutual, Inc., 8.00%, CVT.PFD., 8/16/04 (PIES)                         2,255          2,255
                                                             ------------------------------------------
                                                                 35,181         21,284         56,465
                                                             ------------------------------------------
Sara Lee Corp.                                                    8,566                         8,566


Georgia Pacific Corp.                                             5,000                        5,000
International Paper Co.                                           8,356                        8,356
Weyerhaeuser                                                     10,206                       10,206
Willamette Industries, Inc.                                      10,813                       10,813
                                                             ------------------------------------------
                                                                 34,375                       34,375
                                                             ------------------------------------------

Abbott Laboratories                                                              2,833         2,833
Amerisource Health Corp., 5.00%, CVT. BD., 12/1/07                               2,629         2,629
Anthem, Inc., 6.00%, CVT. PFD., 11/15/04                                         2,451         2,451
Gilead Sciences, Inc., 5.00%, CVT. BD., 12/20/03                                 1,959         1,959
HCA-The Healthcare Co.                                              956                          956
Health Management Assoc., Inc., Class A (b)                      11,600                       11,600
Johnson & Johnson                                                                2,512         2,512
Pfizer, Inc.                                                                     2,350         2,350
Pharmacia Corp.                                                                  2,669         2,669
                                                             ------------------------------------------
                                                                 12,556         17,403        29,959
                                                             ------------------------------------------
Hilton Hotels Corp.                                              15,600                       15,600


General Electric Co.                                                             2,901         2,901
Illinois Tool Works, Inc.                                                        1,735         1,735
L-3 Communications, Inc., 5.25%, CVT. BD., 6/1/09                                4,095         4,095
Minnesota Mining & Manufacturing Co.                                             2,438         2,438
W.W. Grainger, Inc.                                                              2,281         2,281
                                                             ------------------------------------------
                                                                                13,450        13,450
                                                             ------------------------------------------
ACE Ltd.                                                         11,267                       11,267
American International Group, Inc.                                  764                          764
Chubb Corp.                                                      18,049                       18,049
Marsh & McLennan Cos., Inc.                                      11,916                       11,916
MGIC Investment Corp.                                            10,050                       10,050
St. Paul Cos., Inc.                                              21,455                       21,455
                                                             ------------------------------------------
                                                                 73,501                       73,501
                                                             ------------------------------------------

Ball Corp.                                                                       3,101         3,101


                                           2A

January 31, 2002
(Unaudited)                                             AMSOUTH VALUE AND EQUITY INCOME FUND
(Amounts in thousands, except shares)                                SCHEDULE OF INVESTMENTS

                                                    SHARES OR PRINCIPAL AMOUNT
                                            ------------------------------------------
                                            VALUE FUND   EQUITY INCOME FUND   COMBINED

MEDICAL SUPPLIES (2.0%)
                                               320,000                  `      320,000

METALS & MINING (0.0%)
                                                 9,800                           9,800

NEWSPAPERS (0.8%)
                                                96,000                          96,000

OIL & GAS EXPLORATION, PRODUCTION, & SERVICES  (15.4%)
                                                 6,396                           6,396
                                               153,000                         153,000
                                               173,369                         173,369
                                               150,000                         150,000
                                               235,000                         235,000
                                               521,600                         521,600
                                               300,000                         300,000
                                                15,300                          15,300
                                               420,000                         420,000
                                               585,367                         585,367
                                               750,000                         750,000

PHARMACEUTICALS (2.8%)
                                               294,450                         294,450
                                               300,000                         300,000

RESTAURANTS (0.5%)
                                               150,000                         150,000

RETAIL (2.5%)
                                               320,000                         320,000
                                               200,000                         200,000
                                               175,000                         175,000

TECHNOLOGY (2.8%)
                                                              $ 2,015          $ 2,015
                                                               79,000           79,000
                                                               62,100           62,100
                                                              $ 2,050          $ 2,050
                                                               34,500           34,500
                                                              $ 2,100          $ 2,100
                                                              $ 1,710          $ 1,710
                                                              $ 1,335          $ 1,335
                                                               70,000           70,000
                                                               69,280           69,280

TELECOMMUNICATIONS-EQUIPMENT (3.9%)
                                               345,000                         345,000
                                             1,760,000                       1,760,000
                                               900,000                         900,000

TELECOM SERVICES (2.5%)
                                               225,000         46,000          271,000
                                                               98,000           98,000
                                               105,000         50,950          155,950

TELECOMMUNICATIONS-WIRELESS (0.2%)
                                               157,682                         157,682

TRANSPORTATION LEASING & TRUCKING (1.0%)
                                               300,000                         300,000

TRAVEL (1.3%)
                                                 3,200                           3,200
                                               550,000                         550,000

January 31, 2002
(Unaudited)                                             AMSOUTH VALUE AND EQUITY INCOME FUND
(Amounts in thousands, except shares)                                SCHEDULE OF INVESTMENTS

                                                                               VALUE
                                                             ------------------------------------------
                                                             VALUE FUND   EQUITY INCOME FUND   COMBINED
C.R. Bard, Inc.                                                  15,696                         15,696

Alcoa, Inc.                                                         351                            351

Gannett Co., Inc.                                                 6,475                          6,475

BP Amoco, PLC, ADR                                                  299                            299
Burlington Resources, Inc.                                        5,239                          5,239
ChevronTexaco Corp.                                              14,528                         14,528
El Paso Corp.                                                     5,693                          5,693
Kerr-McGee Corp.                                                 12,443                         12,443
Marathon Oil Corp.                                               14,631                         14,631
Noble Affiliates                                                  9,750                          9,750
Royal Dutch Petroleum Co.                                           765                            765
Sunoco, Inc.                                                     16,194                         16,194
Valero Energy Corp.                                              26,891                         26,891
Williams Cos., Inc.                                              13,260                         13,260
                                                             ------------------------------------------
                                                                119,693                        119,693
                                                             ------------------------------------------

Pharmacia Corp.                                                  11,925                         11,925
Schering-Plough Corp.                                             9,714                          9,714
                                                             ------------------------------------------
                                                                 21,639                         21,639
                                                             ------------------------------------------

McDonald's Corp.                                                  4,077                          4,077

CVS Corp.                                                         8,704                          8,704
Gap (The), Inc.                                                   2,880                          2,880
Target Corp.                                                      7,772                          7,772
                                                             ------------------------------------------
                                                                 19,356                         19,356
                                                             ------------------------------------------
Affiliated Computer Services, 3.50%, CVT. BD., 2/15/06                           2,538           2,538
Agilent Technologies, Inc. (b)                                                   2,398           2,398
Dell Computer Corp. (b)                                                          1,707           1,707
Extreme Networks, Inc., 3.50%, CVT. BD., 12/01/06(c)                             1,963           1,963
Microsoft Corp. (b)                                                              2,198           2,198
Photronics, Inc., 4.75%, CVT. BD., 12/20/04, (c)                                 2,447           2,447
Semtech Corp., 4.50%, CVT. BD., 2/1/07                                           1,832           1,832
Siebel Systems, Inc., 5.50%, CVT. BD.,  9/15/02                                  2,169           2,169
Solectron Corp., 7.25%, CVT. PFD., 11/15/04                                      2,084           2,084
Texas Instruments, Inc.                                                          2,162           2,162
                                                             ------------------------------------------
                                                                                21,498          21,498
                                                             ------------------------------------------

Harris Corp.                                                     12,072                         12,072
Lucent Technologies, Inc.                                        11,510                         11,510
Nortel Networks Corp., ADR                                        6,516                          6,516
                                                             ------------------------------------------
                                                                 30,098                         30,098
                                                             ------------------------------------------

BellSouth Corp.                                                   9,000          1,840          10,840
Mediaone Group/Vodafone, 7.00%, CVT. PFD., 11/15/02                              2,313           2,313
SBC Communications, Inc.                                          3,932          1,908           5,840
                                                             ------------------------------------------
                                                                 12,932          6,061          18,993
                                                             ------------------------------------------

AT&T Wireless Services Inc. (b)                                   1,813                          1,813

Ryder System, Inc.                                                7,494                          7,494

Carnival Corp.                                                       87                             87
Cendant Corp. (b)                                                 9,614                          9,614
                                                             ------------------------------------------
                                                                  9,701                          9,701
                                                             ------------------------------------------

                                           3A

January 31, 2002
(Unaudited)                                             AMSOUTH VALUE AND EQUITY INCOME FUND
(Amounts in thousands, except shares)                                SCHEDULE OF INVESTMENTS

                                                    SHARES OR PRINCIPAL AMOUNT
                                            ------------------------------------------
                                            VALUE FUND   EQUITY INCOME FUND   COMBINED

UTILITIES-ELECTRIC & GAS (6.9%)
                                               475,000                         475,000
                                               156,264                         156,264
                                                 6,400                           6,400
                                             1,725,000                       1,725,000
                                               680,000                         680,000

UTILITIES-TELECOMMUNICATIONS (2.6%)
                                               265,000                         265,000
                                               330,000                         330,000

UTILITIES (0.2%)
                                                               32,300           32,300

TOTAL COMMON STOCKS & SECURITIES CONVERTIBLE TO COMMON STOCKS

INVESTMENT COMPANIES  (3.3%)

                                            18,105,837                      18,105,837
                                             5,991,894                       5,991,894
                                                               11,700           11,700





January 31, 2002
(Unaudited)                                             AMSOUTH VALUE AND EQUITY INCOME FUND
(Amounts in thousands, except shares)                                SCHEDULE OF INVESTMENTS

                                                                               VALUE
                                                             ------------------------------------------
                                                             VALUE FUND   EQUITY INCOME FUND   COMBINED
Constellation Energy Group                                       13,395                         13,395
Duke Energy Corp.                                                 5,449                          5,449
Exelon Corp.                                                        315                            315
Mirant Corp. (b)                                                 17,268                         17,268
Reliant Energy, Inc.                                             17,054                         17,054
                                                             ------------------------------------------
                                                                 53,481                         53,481
                                                             ------------------------------------------

AT&T Corp.                                                        4,691                          4,691
Verizon Communications                                           15,295                         15,295
                                                             ------------------------------------------
                                                                 19,986                         19,986
                                                             ------------------------------------------
Sierra Pacific Resources, 9.00%, CVT.PFD., 11/15/05                               1,786          1,786
                                                             ------------------------------------------
                                                                643,166         116,248        759,414

AmSouth Prime Money Market Fund                                  18,106                         18,106
AmSouth U.S. Treasury Money Market                                5,992                          5,992
S & P 500 Depositary Receipt                                                      1,324          1,324
                                                             ------------------------------------------
TOTAL INVESTMENT COMPANIES                                       24,098           1,324         25,422
                                                             ------------------------------------------

      TOTAL INVESTMENTS - 101.3%                                667,264         117,572        784,836
      Cost (a)                                                  529,041         111,168        640,209

      Liabilities in excess of other assets   -   (1.3)%        (12,747)          2,558        (10,189)
                                                             ------------------------------------------
      NET ASSETS                                                654,517         120,130        774,647
                                                             ==========================================


There were no adjustments necessary to the pro forma Schedules of Portfolio Investments in order to comply with applicable regulatory requirements.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:
                  Unrealized appreciation           $186,879
                  Unrealized depreciation            (42,252)
                                                   ===========
                  Net unrealized appreciation       $144,627

(b) Represents a non-income producing security.

(c) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Security Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Trustees.


ADR - American Depositary Receipt
CVT. BD. - Convertible Bond
CVT. PFD. - Convertible Preferred Stock
PIES - Premium Income Equity Securities
PLC - Public Limited Company
Breakdown of Sectors*
Common Stocks                           92.2%
Convertible Preferred                    2.5%
Convertible Bonds                        3.3%
Investment Companies                     3.3%
                                     --------
Total                                  101.3%
                                     ========

* Percentages indicated are based on net assets.



                                                        4A

                                                        Am South Government Income Fund and Limited Term U.S. Government Income Fund
                                                                                                             Schedule of Investments
January 31, 2002
(Unaudited)
(Amounts in thousands, except shares)           Shares or Principal Amount
------------------------------------------------------------------------------------------------------------------------------------

                          Government Income            Ltd. Term U.S. Govt        Combined
U.S. Government Agencies (70.4%)
  Fannie Mae (9.4%)
                                       2,000                                       2,000   5.75%, 4/15/03
                                       5,000                                       5,000   5.65%, 3/21/06, Callable 3/21/03 @ 100
                                       2,000                                       2,000   6.94%, 9/5/07, Callable 9/5/02 @ 100
                                       5,000                                       5,000   6.27%, 2/5/08, Callable 2/5/03 @ 100, MTN
                                       7,000                                       7,000   6.00%, 5/15/08
                                       4,637                                       4,637   7.50%, 4/1/15 - 6/1/15
                                       2,506                                       2,506   8.00%, 7/1/15
                                                                       1,000       1,000   5.38%, 3/15/02
                                                                         500         500   5.98%, 11/12/02
                                                                         500         500   5.63%, 5/14/04
                                                                         250         250   5.75%, 6/15/05
                                                                         500         500   6.44%, 8/14/07
                                                                         500         500   6.65%, 11/14/07
  Federal Farm Credit Bank (8.3%)
                                      10,000                                      10,000   6.20%, 7/1/02
                                       8,000                                       8,000   5.07%, 12/15/03
                                       7,000                                       7,000   5.70%, 9/3/08
                                                                         750         750   5.76%, 7/7/03
                                                                       1,000       1,000   5.07%, 12/15/03
                                                                       1,000       1,000   3.88%, 12/15/04
                                                                         500         500   5.75%, 9/1/05, MTN

  Federal Government Loan Mortgage Corporation (0.8%)
                                       2,760                                       2,760   6.50%, 5/1/31

  Federal Home Loan Bank (10.1%)
                                       3,000                                       3,000   5.35%, 12/1/03
                                       2,250                                       2,250   6.34%, 6/29/04
                                      10,000                                      10,000   7.25%, 5/13/05
                                      10,000                                      10,000   5.80%, 9/2/08
                                       5,000                                       5,000   5.89%, 3/30/09
                                                                       1,000       1,000   1.91%, 2/27/02
                                                                         750         750   6.34%, 6/29/04
                                                                         375         375   5.50%, 8/15/08
                                                                       1,000       1,000   5.82%, 3/30/09

  Freddie Mac (10.5%)
                                      10,000                                      10,000   5.00%, 1/15/04
                                       2,954                                       2,954   5.50%, 8/1/08
                                      10,000                                      10,000   5.75%, 3/15/09
                                       5,613                                       5,613   6.00%, 6/1/16 - 8/1/18
                                       3,371                                       3,371   7.00%, 6/1/31
                                                                         500         500   6.16%, 9/25/02
                                                                       1,500       1,500   3.25%, 12/15/03
                                                                       1,000       1,000   5.00%, 1/15/04
                                                                         985         985   5.50%, 8/1/08




                       Government Income               Ltd. Term U.S. Govt      Combined
  Government National Mortgage Assoc. (21.8%)
                                       4,202                                       4,202   5.50%, 2/15/14 - 10/15/28
                                      10,107                                      10,107   6.00%, 5/15/16 - 6/15/31
                                       9,555                                       9,555   6.50%, 7/15/14 - 5/15/31
                                      12,189                                      12,189   7.00%, 12/15/26 - 2/20/29
                                      23,433                                      23,433   7.50%, 9/20/15 - 8/20/30
                                       9,543                                       9,543   8.00%, 7/15/26 - 6/20/30
                                          96                                          96   8.50%, 12/15/19 - 2/15/23
                                         368                                         368   9.00%, 6/15/18 - 9/15/22
                                         307                                         307   9.50%, 5/15/18 - 8/15/21
                                                                       1,967       1,967   5.50%, 3/15/16 - 8/20/16
                                                                         700         700   7.00%, 8/15/11 - 9/15/11
                                                                         902         902   7.50%, 5/15/10 - 10/15/11
                                                                          20          20   9.00%, 2/15/03

  Private Export Funding (4.7%)
                                       2,000                                       2,000   6.31%, 9/30/04, Series C
                                       2,500                                       2,500   5.53%, 4/30/06
                                       2,000                                       2,000   6.49%, 7/15/07, Series B
                                       3,800                                       3,800   5.75%, 1/15/08
                                       3,000                                       3,000   5.87%, 7/31/08, Series D
                                                                       1,000       1,000   6.45%, 9/30/04
                                                                       1,000       1,000   5.53%, 4/30/06
                                                                         500         500   5.75%, 1/15/08

  Sallie Mae (0.7%)
                                                                       2,300       2,300   5.25%, 3/15/06
  Tennessee Valley Authority (4.1%)
                                       1,500                                       1,500   5.38%, 11/13/08
                                       5,000                                       5,000   5.63%, 1/18/11, Series A
                                       5,000                                       5,000   6.75%, 11/1/25
                                                                       1,000       1,000   6.00%, 9/24/02
                                                                       1,350       1,350   5.38%, 11/13/08
U.S. Treasury Bonds (7.6%)
                                          7,900                                               7.50%, 11/15/16
                                          7,000                                               7.25%, 8/15/22
                                          7,000                                               7.63%, 11/15/22
U.S. Treasury Notes (14.7%)
                                         10,000                                               7.50%, 5/15/02
                                         19,000                                               5.75%, 8/15/03 - 8/15/10
                                                                          1,500       1,500   6.63%, 4/30/02
                                                                          3,000       3,000   7.50%, 5/15/02 - 2/15/05
                                                                            750         750   6.25%, 6/30/02
                                                                          1,000       1,000   5.75%, 10/31/02
                                                                          3,000       3,000   5.63%, 12/31/02 - 2/15/06
                                                                          1,000       1,000   4.25%, 3/31/03
                                                                          1,000       1,000   4.00%, 4/30/03
                                                                          2,000       2,000   2.75%, 9/30/03
                                                                          4,000       4,000   6.50%, 8/15/05 - 10/15/05
                                                                          2,000       2,000   3.50%, 11/15/06
                                                                          1,000       1,000   4.75%, 11/15/08


Investment Companies (6.2%)
                                     13,655,502                       2,495,761  16,151,263
                                      3,518,649                       1,698,791   5,217,440



There were no adjustments necessary to the pro forma Schedules of Portfolio Investments in order to comply with applicable regulatory requirements.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

                                   Unrealized appreciation                           $ 14,250
                                   Unrealized depreciation                               (305)
                                                                                     =========
                                   Net unrealized appreciation                       $ 13,945

MTN - Medium Term Note

-----------------------------------------------------------------------------------------------------------------------

                                                                               Value
                                       --------------------------------------------------------------------------------

                                        Government Income               Ltd. Term U.S. Govt          Combined

                                        2,077                                                               2,077
                                        5,163                                                               5,163
                                        2,050                                                               2,050
                                        5,150                                                               5,150
                                        7,301                                                               7,301
                                        4,859                                                               4,859
                                        2,637                                                               2,637
                                                                         1,004            1,004
                                                                           515              515
                                                                           522              522
                                                                           262              262
                                                                           533              533
                                                                           515              515
                                       --------------------------------------------------------------------------------
                                                         29,237                            3,351           32,588
                                       --------------------------------------------------------------------------------
                                                         10,177                                            10,177
                                                          8,250                                             8,250
                                                          7,144                                             7,144
                                                                           781              781               781
                                                                         1,031            1,031             1,031
                                                                           998              998               998
                                                                           522              522               522
                                       --------------------------------------------------------------------------------
                                                         25,571                           3,332            28,903
                                       --------------------------------------------------------------------------------
                                                          2,783                                             2,783


                                                          3,106                                             3,106
                                                          2,384                                             2,384
                                                         10,928                                            10,928
                                                         10,238                                            10,238
                                                          5,119                                             5,119
                                                                                             999              999
                                                                                             795              795
                                                                                             378              378
                                                                                           1,019            1,019
                                       --------------------------------------------------------------------------------
                                                         31,775                            3,191           34,966
                                       --------------------------------------------------------------------------------
                                                         10,296                                            10,296
                                                          2,961                                             2,961
                                                         10,225                                            10,225
                                                          5,624                                             5,624
                                                          3,450                                             3,450
                                                                                             513              513
                                                                                           1,498            1,498
                                                                                           1,030            1,030
                                                                                             987              987
                                       --------------------------------------------------------------------------------
                                                         32,556                            4,028           36,584
                                       --------------------------------------------------------------------------------

                                                                               Value
                                       --------------------------------------------------------------------------------
                                           Government Income               Ltd. Term U.S. Govt          Combined

                                                          4,112                                             4,112
                                                         10,142                                            10,142
                                                          9,736                                             9,736
                                                         12,540                                            12,540
                                                         24,575                                            24,575
                                                         10,071                                            10,071
                                                            106                                               106
                                                            405                                               405
                                                            343                                               343
                                                                                           1,956            1,956
                                                                                             734              734
                                                                                             955              955
                                                                                              21               21
                                       --------------------------------------------------------------------------------
                                                         72,030                            3,666           75,696
                                       --------------------------------------------------------------------------------

                                                          2,125                                             2,125
                                                          2,575                                             2,575
                                                          2,140                                             2,140
                                                          3,914                                             3,914
                                                          3,086                                             3,086
                                                                                          1,065             1,065
                                                                                          1,030             1,030
                                                                                            515               515
                                       --------------------------------------------------------------------------------
                                                         13,840                            2,610           16,450
                                       --------------------------------------------------------------------------------
                                                                                           2,346            2,346

                                                          1,494                                             1,494
                                                          4,938                                             4,938
                                                          5,282                                             5,282
                                                                                           1,016            1,016
                                                                                           1,345            1,345
                                       --------------------------------------------------------------------------------
                                                         11,714                            2,361           14,075
                                       --------------------------------------------------------------------------------
                                       --------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                          219,506                           24,885          244,391
                                       --------------------------------------------------------------------------------
                                                          9,417
                                                          8,317
                                                          8,646
                                       --------------------------------------------------------------------------------
TOTAL U.S. TREASURY BONDS                                26,380                                            26,380
                                       --------------------------------------------------------------------------------

                                                         10,166
                                                         19,915
                                                                                           1,518            1,518
                                                                                           3,229            3,229
                                                                                             764              764
                                                                                           1,027            1,027
                                                                                           3,138            3,138
                                                                                           1,021            1,021
                                                                                           1,019            1,019
                                                                                           1,997            1,997
                                                                                           4,339            4,339
                                                                                           1,926            1,926
                                                                                             997              997
                                       --------------------------------------------------------------------------------
TOTAL U.S. TREASURY NOTES                                30,081                           20,975           51,056
                                       --------------------------------------------------------------------------------

                                                                               Value
                                       --------------------------------------------------------------------------------
                                           Government Income               Ltd. Term U.S. Govt          Combined

AIM Treasury Money Market Fund                           13,655                            2,496           16,151
AmSouth Treasury Reserve Money Market Fund                3,519                            1,699            5,218
                                       --------------------------------------------------------------------------------
TOTAL INVESTMENT COMPANIES                               17,174                            4,195           21,369
                                       --------------------------------------------------------------------------------

TOTAL INVESTMENTS - 98.9%                               293,141                           50,055          343,196
Cost(a)                                                 279,867                           49,384          329,251

Other Assets in Excess of Liabilities - 1.1.%             3,280                              640            3,920
                                       --------------------------------------------------------------------------------
NET ASSETS                                              296,421                           50,695          347,116
                                       ================================================================================



January 31, 2002              AMSOUTH TENNESSEE TAX-EXEMPT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND
(Unaudited)                                                                        SCHEDULE OF INVESTMENTS
(Amounts in thousands, except shares)


                SHARES OR PRINCIPAL AMOUNT                                                                VALUE
          ---------------------------------------                                        ------------------------------------------
          TENNESSEE   LTD. TERM TN                                                       TENNESSEE      LTD. TERM TN
          TAX-EXEMPT  TAX-EXEMPT    COMBINED                                             TAX-EXEMPT     TAX-EXEMPT       COMBINED

MUNICIPAL BONDS  (96.6%)
   TENNESSEE (96.6%)

                                        Anderson County, Refunding, GO,
       1,055                    1,055        5.00%, 4/1/09, FSA                          1,114                        1,114
                                           Bradley County, Refunding, Hospital,
       1,000                    1,000        GO, 4.25%, 3/1/10, FGIC                       998                          998
                                           Bristol Health & Educational Facilities,
                                             Revenue, Bristol Memorial Hospital,
        3000                    3,000        6.75%, 9/1/07, FGIC                         3,431                        3,431
                                           Chattanooga Health Education &
                                             Housing Facilities Board, Revenue,
                                             Catholic Health Initiatives, Refunding,
                     500          500        5.50%, 12/1/05                                              535            535
                                           Chattanooga, GO, 5.38%, 9/1/09,
                     595          595        Callable 9/1/06 @ 101, FGIC                                 640            640
                                           Chattanooga-Hamilton County
                                             Hospital Authority, Hospital Revenue,
       1,000                    1,000        5.63%, 10/1/09, FSA                         1,093         1,093
                                           Clarksville, Water, Sewer & Gas,
                                             Refunding, 6.13%, 2/1/12, Callable
                     500          500        2/1/02 @ 102, OID, MBIA                                     510            510
                                           Clarksville, Water Sewer & Gas
        1570                    1,570        Revenue, Refunding, 5.15%, 2/1/14 FSA       1,653                        1,653
                                           Dickson County, Public Improvements
                                             & Schools, GO, 5.25%, 4/1/16, Callable
       1,000                    1,000        4/1/10 @ 100, OID, FSA                      1,033                        1,033
                                           Franklin, Refunding, GO, 4.25%,
                     470          470        11/01/2010                                                  475            475
                                           Hamilton County, GO, 5.00%, 11/1/11,
       1,000                    1,000        Callable 11/1/08 @ 101                      1,048                        1,048
                                           Jackson, Hospital Revenue, Refunding
       1,000                    1,000        and Improvement, 6.00%, 4/1/05, AMBAC       1,088                        1,088
                                           Johnson City Health & Educational
                                             Facilities Board, Hospital Revenue,
                                             Refunded-1st, MTG-MTN, States
       1,000                    1,000        Health-A, 6.50%, 7/1/14, MBIA               1,164                        1,164
                                           Johnson City, Refunding, GO, 4.70%,
       1,000                    1,000        6/1/12, OID, FGIC                           1,027                        1,027
                                           Knox County Health Education &
                                             Housing Facilities Board, Hospital
                                             Facilities Revenue, Mercy Health
                                             System, Series B, 5.30%, 9/1/04,
                    1000        1,000        Callable 9/1/03 @ 102, AMBAC, OID                          1061          1,061
                                           Knox County Health Education &
                                             Housing Facilities Board, Hospital
                                             Revenue, Refunding, 7.25%, 1/1/08,
                     750          750        MBIA                                                        877            877
                                           Knox County, Public Improvements,
                     425          425        GO, 5.00%, 5/1/02                                           453            453
                                           Knox County Health Education &
                                             Housing Facilities Board, Hospital
                                             Facilities Revenue, Fort Sanders
        2000                    2,000        Alliance, 7.25%, 1/1/09, MBIA               2,361                        2,361
                                           Knox County, GO, 5.00%, 2/1/12,
       2,000                    2,000        Callable 2/1/04 @ 101, OID                  2,120                        2,120



January 31, 2002              AMSOUTH TENNESSEE TAX-EXEMPT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND
(Unaudited)                                                                        SCHEDULE OF INVESTMENTS
(Amounts in thousands, except shares)


      SHARES OR PRINCIPAL AMOUNT                                                                VALUE
---------------------------------------                                        ------------------------------------------
TENNESSEE   LTD. TERM TN                                                       TENNESSEE      LTD. TERM TN
TAX-EXEMPT  TAX-EXEMPT    COMBINED                                             TAX-EXEMPT     TAX-EXEMPT   COMBINED

                                     Knox County, Refunding, GO, 6.50%,
 1,500                    1,500        4/1/04, Callable 4/1/03 @ 102               1,598                    1,598
 2,000                    2,000      Knox County, Refunding, GO, 5.50% 4/1/11      2,178                    2,178
                                     Knoxville, Water Revenue, 5.00%,
 1,000                    1,000        3/1/13, Callable 3/1/10 @ 100, MBIA         1,030                    1,030
 1,000                    1,000      Marion County, GO, 5.00%, 4/1/11 AMBAC        1,051                    1,051
                                     Memphis, Electrical Systems
                                       Revenue, Refunding, 6.00%, 1/1/05,
               500          500        OID                                                        541         541
                                     Memphis, Refunding, GO, 6.00%,
               500          500        11/01/2003                                                 534         534
 1,000                    1,000      Memphis Water Revenue, 5.90%, 1/1/04 OID      1,064                    1,064
                                     Memphis, General Improvements,
  1000                    1,000        Refunding, GO, 5.00%, 11/1/15               1,037                    1,037
 1,000                    1,000      Memphis, GO, 6.25%, 7/1/04                    1,089                    1,089
 1,000                    1,000      Memphis, GO, 6.00%, 11/1/06                   1,117                    1,117
                                     Metropolitan Government, Nashville
                                       & Davidson County, Health &
                                       Education Facilities Board, Revenue,
                                       The Vanderbilt University, Series A,
               500          500        6.00%, 7/1/07                                              557         557
                                     Metropolitan Government, Nashville
                                       & Davidson County, Refunding, GO,
               750          750        5.00%, 12/1/06                                             806         806
                                     Metropolitan Government, Nashville
                                       & Davidson County, Electric Revenue,
 1,000                    1,000        Refunding, Series B, 5.50%, 5/15/12         1,092                    1,092
                                     Metropolitan Government, Nashville
                                       & Davidson County, Electric Revenue,
 1,000                    1,000        Refunding, Series B, 5.50%, 5/15/14         1,090                    1,090
                                     Metropolitan Government, Nashville
                                       & Davidson County, Refunding &
                                       Improvement, Series A & B, GO,
  1000                    1,000        5.25%, 10/15/09                             1,080                    1,080
                                     Metropolitan Government, Nashville
                                       & Davidson County, Refunding, GO,
  1500                    1,500        6.00%, 12/1/09                              1,694                    1,694
                                     Metropolitan Nashville Airport
                                       Authority, Airport Revenue, Refunding,
               500          500        Series A, 6.63%, 7/1/07, FGIC                              568         568
                                     Oak Ridge, GO, 5.00%, 4/1/13,
 1,000                    1,000        Callable 4/1/11 @ 100, AMBAC                1,034                    1,034
                                     Putnam County, Schools, GO, 5.50%,
  1000                    1,000        4/1/19, Prerefunded 4/1/10 @100, OID, FGIC  1,099                    1,099
                                     Rutherford County, Capital Outlay
               500          500        Notes, GO, 6.00%, 4/1/04                                   537         537
                                     Rutherford County, Capital Outlay
  1050                    1,050        Notes, Series A, GO, 6.50%, 5/1/06          1181                     1,181
                                     Rutherford County, Capital Outlay,
 1,500                    1,500        Series A, GO, 6.25%, 5/1/04                 1,624                    1,624
                                     Rutherford County, Public
                                       Improvements, GO, 5.40%, 4/1/13,
  1000                    1,000        OID, Prerefunded 4/1/06 @ 100               1,083                    1,083
                                     Shelby County Health Educational &
                                       Housing Facility Board, Hospital
                                       Revenue, Methodist Healthcare, 5.50%,
               600          600        4/1/05, MBIA                                               642         642




January 31, 2002              AMSOUTH TENNESSEE TAX-EXEMPT FUND AND LIMITED TERM TENNESSEE TAX-EXEMPT FUND
(Unaudited)                                                                        SCHEDULE OF INVESTMENTS
(Amounts in thousands, except shares)


     SHARES OR PRINCIPAL AMOUNT                                                                VALUE
--------------------------------------                                        ------------------------------------------
ENNESSEE   LTD. TERM TN                                                       TENNESSEE      LTD. TERM TN
AX-EXEMPT  TAX-EXEMPT    COMBINED                                             TAX-EXEMPT     TAX-EXEMPT   COMBINED

                                    Shelby County Health Education &
                                      Housing Facilities Board, Hospital
                                      Revenue, Methodist Healthcare, 5.10%,
2,000                    2,000        4/1/12, Callable 4/1/08 @ 101, MBIA         2,073                    2,073
                                    Shelby County Health Education, &
                                      Housing Facilities Board, Hospital
                                      Revenue, Methodist Health Systems,
 3500                    3,500        Inc., 6.25%, 8/1/07, MBIA                   3,900                    3,900
                                    Shelby County Schools, Series A, GO,
 1000                    1,000        5.88%, 6/1/19, Prerefunded 6/1/06 @ 100     1105                     1,105
                                    Shelby County, Public Improvements,
                                      Series A, GO, 5.88%, 6/1/20,
1,000         500        1,500        Prerefunded 6/1/06 @ 100, OID               1,105          553       1,658
                                    Shelby County, Refunding, Series B,
1,000                    1,000        GO, 5.25%, 12/1/10, Callable 12/1/06
                                      @ 101,OID                                   1,054                    1,054
1,000                    1,000      Shelby County, Series A, GO, 6.75% 4/1/05     1,111                    1,111
                                    Tennesse State School Board
                                      Authority, Refunding, Higher
              500          500        Educational Facilities, 5.00%, 5/1/05                      530         530
                                    Tennessee State, GO, 5.00%, 5/1/09,
              500          500        Callable 5/1/07 @ 101.5, OID                               529         529
                                    Tennessee State, Refunding, Series A,
              500          500        GO, 5.00%, 5/1/05                                          531         531
 1500                    1,500      Tennessee State, Series B, GO, 6.00% 5/1/05   1,640                    1,640
 2000                    2,000      Tennessee State, Series A, GO, 7.00% 3/1/05   2233                     2,233
                                    Williamson County, GO, 6.00%,
              500          500        03/01/2008                                                 557         557
 1000                    1,000      Williamson County, GO, 5.00%, 3/1/11          1056                     1,056
                                    Williamson County, Public Improvements,
 1000                    1,000        GO, 5.00%, 3/1/07                           1064                     1,064
                                                                              -----------------------------------
                                     TOTAL MUNICIPAL BONDS                      55,612        11,436      67,048
                                                                              -----------------------------------

INVESTMENT COMPANIES (2.6%)

669,519     544,357    1,213,876     AIM Tax-Free Money Market Fund                670           544       1,214
  1,437     588,321      589,758     AmSouth Tax-Exempt Money Market Fund            1           589         590
                                                                              -----------------------------------
                                     TOTAL INVESTMENT COMPANIES                    671         1,133       1,804
                                                                              -----------------------------------
                                     TOTAL INVESTMENTS - 99.2%                  56,283        12,569      68,852
                                     Cost (a)                                   55,321        12,407      67,728

                                     Other Assets in Excess of Liabilities -0.8%   862          (327)        535
                                                                              -----------------------------------
                                     NET ASSETS                                 57,145        12,242      69,387
                                                                              ===================================

There were no adjustments necessary to the pro forma Schedules of Portfolio Investments in order to comply with applicable regulatory requirements.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized appreciation of securities as follows:

                  Unrealized appreciation       $  1,316
                  Unrealized depreciation           (192)
                                                =========
                  Net unrealized appreciation   $  1,124

AMBAC - Insured by AMBAC Indemnity Corp.
FGIC - Insured by Financial Guaranty Insurance Corp.
FSA - Insured by Financial Security Assurance Inc.
GO - General Obligation
MBIA - Insured by Municipal Bond Insurance Assoc.
MTN - Medium Term Note
OID - Original Issue Discount


                              AMSOUTH MUTUAL FUNDS


                     Notes to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------


1.       BASIS OF COMBINATION:

         The unaudited Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments reflect the accounts of six investment portfolios offered by the AmSouth Mutual Funds (the "AmSouth Funds"): the AmSouth Equity Income Fund, the AmSouth Value Fund, the AmSouth Limited Term U.S. Government Fund, the AmSouth Government Income Fund, the AmSouth Limited Term Tennessee Tax-Exempt Fund, and the AmSouth Tennessee Tax-Exempt Fund,. (collectively, the "Funds" and individually a "Fund") as if the proposed reorganization occurred as of and for the six months ended January 31, 2002. These statements have been derived from books and records utilized in calculating daily net asset value at January 31, 2002.

         The Reorganization Agreement provides that on the Closing Date of the Reorganization, all of the assets and liabilities will be transferred as follows such that at and after the Reorganization, the assets and liabilities of the applicable Acquired Funds will become the assets and liabilities of the corresponding Acquiring Fund (see table below):

AmSouth Equity  Income Fund                    AmSouth Value Fund
AmSouth Limited Term U.S. Government Fund      AmSouth Government Income Fund
AmSouth Limited Term Tennessee Tax-Exempt Fund AmSouth Tennessee Tax-Exempt Fund

         In exchange for the transfer of assets and liabilities, the Company will issue to the Value Fund, the Limited Term Bond Fund, and the Tennessee Tax-Exempt Fund (each, an "Acquiring Fund") full and fractional shares of the corresponding Equity Income Fund, the Limited Term U.S. Government Fund, the Limited Term Tennessee Tax-Exempt Fund (each, an "Acquired Fund"), and the Acquired Funds will make a liquidating distribution of such shares to its shareholders. The number of shares of the Acquiring Funds so issued will be equal in value to the full and fractional shares of the Acquired Funds that are outstanding immediately prior to the Reorganization. At and after the Reorganization, all debts, liabilities and obligations of Acquired Funds will attach to the Acquiring Funds and may thereafter be enforced against the Acquiring Funds to the same extent as if the Acquiring Funds had incurred them. The pro forma statements give effect to the proposed transfer described above.

         Under the purchase method of accounting for business combinations under accounting principles generally accepted in the United States of America ("GAAP"), the basis on the part of the Acquiring Funds, of the assets of the Acquired Funds will be the fair market value of such assets on the Closing Date of the Reorganization. The Acquiring Funds will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the Acquiring Funds of the assets of the Acquired Funds received pursuant to the Reorganization will equal the fair market value of the

                                  (Continued)

                              AMSOUTH MUTUAL FUNDS


                     Notes to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------


consideration furnished, and costs incurred, by the Acquired Funds in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Acquired Funds shares issued, and such costs. For accounting purposes, the Acquiring Funds are the surviving portfolios of this Reorganization. The pro forma statements reflect the combined results of operations of the Acquired Funds and the Acquiring Funds. However, should such Reorganization be effected, the statements of operations of the Acquiring Funds will not be restated for pre-combination period results of the corresponding Acquired Funds.

         The Pro Forma Combining Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Funds incorporated by reference in the Statement of Additional Information.

         The Acquiring Funds and the Acquired Funds are each separate portfolios of the AmSouth Mutual Funds, and are registered as open-end management companies under the Investment Company Act of 1940. The investment objectives of each fund are listed below.

-----------------------------------------------------------------------------------------------------------------------------------
                        EQUITY INCOME FUND                                VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
Investment Objective    Seeks above average income and capital            Seeks capital growth by investing primarily in a
                        appreciation by investing primarily in a          diversified portfolio of common stock and securities
                        diversified portfolio of common stocks,           convertible into common stock. The production of
                        preferred stocks, and securities that are         current income is a secondary objective.
                        convertible into common stocks, such as
                        convertible bonds and convertible preferred
                        stock.
-----------------------------------------------------------------------------------------------------------------------------------
                        LIMITED TERM U.S. GOVERNMENT FUND                 GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
Investment Objective    Seeks to provide investors with high current      Seeks current income consistent with the preservation
                        income without assuming undue risk.               of capital.
-----------------------------------------------------------------------------------------------------------------------------------
                        LIMITED TERM TENNESSEE TAX-EXEMPT FUND            TENNESSEE TAX-EXEMPT FUND
-----------------------------------------------------------------------------------------------------------------------------------
Investment Objective    Seeks to provide investors with current income    Same
                        exempt from federal and Tennessee income
                        taxes without assuming undue risk.
-----------------------------------------------------------------------------------------------------------------------------------


         EXPENSES

         AIMCO, a separate, wholly owned subsidiary of AmSouth Bank, serves as the AmSouth Funds' investment advisor. Rockhaven Asset Management, LL, serves as sub-investment advisor to the AmSouth Equity Income Fund. AmSouth Bank serves as the custodian. ASO Services Company ("ASO") serves as the administrator and mutual fund accountant for the AmSouth Funds. AmSouth and BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (BISYS) serve as

                                  (Continued)

                              AMSOUTH MUTUAL FUNDS


                     Notes to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------


sub-administrators to the AmSouth Funds. BISYS Fund Services Ohio ("BISYS Ohio") serves as the transfer and dividend disbursing agent for the AmSouth Funds. ASO, BISYS and BISYS Ohio are subsidiaries of The BISYS Group, Inc.


AMSOUTH FUNDS:

         The AmSouth Funds offer three classes of Fund shares: Class A Shares, Trust Shares, and Class B Shares (except for the Limited Term Tennessee Tax-Exempt Fund which does not offer Trust Shares). Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. Class A Shares are subject to an initial sales charge upon purchase. Class B Shares are subject to a contingent deferred sales change (CDSC) upon redemption.

         Under the terms of the investment advisory agreement, AIMCO is entitled to receive fees computed at the annual rate based on each Fund's average daily net assets (see table below). Rockhaven Asset Management, LLC, serves as sub-investment advisor to the AmSouth Equity Income Fund and receives an annual fee from AmSouth Bank of 0.48% of the average daily net assets of the Fund. Such fees are accrued daily and paid monthly. For the six months ended January 31, 2002, total investment advisory fees incurred by the AmSouth Funds were as follows (amounts in thousands):



                                      Percentage Fee   Total Fees   Fees Waived

Equity Income                              0.80%          $   526        $    1
Value                                      0.80%            2,649             -
Limited Term U.S. Government               0.65%              154            35
Government Income                          0.65%              996           230
Limited Term Tennessee Tax-Exempt          0.65%               43            10
Tennessee Tax-Exempt                       0.65%              195            45

         Under the terms of the administration agreement, ASO's fees are computed at the annual rate of 0.20% of each Fund's daily average net assets. For the year ended January 31, 2002, the administration fees incurred by the AmSouth Funds were as follows (amounts in thousands):


                                  (Continued)

                              AMSOUTH MUTUAL FUNDS


                     Notes to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------


                                             Total Fees        Fees Waived

Equity Income                               $   132                $    33
Value                                           662                      -
Limited Term U.S. Government                     47                     12
Government Income                               307                     77
Limited Term Tennessee Tax-Exempt                13                      7
Tennessee Tax-Exempt                             60                     15


         PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

         The pro forma adjustments and pro forma combined columns of the Statements of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Acquired Funds were included in the Acquiring Funds for the twelve months ended January 31, 2002. Investment advisory, administration, 12b-1, shareholder service, accounting and custodian fees in the pro forma combined column are calculated at the rates in effect for the Acquiring Funds based upon the combined net assets of the corresponding Acquired Funds and the Acquiring Funds. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

         The pro forma Schedules of Portfolio Investments give effect to the proposed transfer of such assets as if the Reorganization had occurred at January 31, 2002. There were no adjustments necessary to the pro forma Schedules of Portfolio Investments in order to comply with applicable regulatory requirements.


2.  PORTFOLIO VALUATION, SECURITIES TRANSACTIONS AND RELATED INCOME:

         Bonds and other fixed income securities (other than short term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Trust's Board of Trustees. In making such valuations the pricing service utilizes both dealer-supplied valuations and the use of electronic and matrix techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics other than market data and without exclusive reliance upon quoted prices of over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight- line) basis to the maturity of the security.


                                  (Continued)

                              AMSOUTH MUTUAL FUNDS


                     Notes to Pro Forma Financial Statements
                                   (Unaudited)
                                     -------


         The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Trust's Board of Trustees.

         Investments in restricted securities are valued by the Board of Trustees, or by procedures approved by the Board of Trustees, by considering pertinent factors, including the results of operations and the sales price of recent private placements in its common stock. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

         Security transactions are recorded on trade date. Realized gains and losses from sales of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, is accrued daily. Dividend income is recorded on the ex-dividend date.

                                  AMSOUTH FUNDS
                                     Part C

Item 15. Indemnification
-------- ---------------

         The  information  required by this item is incorporated by reference to
Item 25 of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-21660) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (File No. 811-5551).

Item 16. Exhibits
-------- --------

    (1) Amended and Restated Declaration of Trust of the Registrant, dated as of November 23, 1999. 7

    (2)  (a) Bylaws of the Registrant. 7

         (b) Amendment No. 1 to the Registrant's Bylaws. 7

    (3)  Voting trust agreement - none.

    (4) Form of Plan of Reorganization and Termination - Appendix A to Part A (Combined Prospectus/Proxy Statement).10

    (5) Provisions of instruments defining the rights of holders of securities are contained in Articles III, IV, VI, VIII and IX of the Registrant's Amended and Restated Declaration of Trust and Articles 9 and 11 of the Registrant's Bylaws.

    (6) (a) Investment Advisor Agreement dated as of May 12, 2001 between the Registrant and AmSouth Investment Management Company, LLC ("Advisor"). 1

         (b) Investment Sub-Advisory Agreement dated May 12, 2001 between Advisor and Peachtree Asset Management.1

         (c) Investment Sub-Advisory Agreement dated as of May 12, 2001 between Advisor and Five Points Capital Advisors, Inc. 1

    (7) (a) Distribution Agreement dated as of July 16, 1997 between the Registrant and BISYS Fund Services, Limited Partnership.2

         (b) Amended  Schedules  A, B, C and D dated  November  23,  1999 to the
             Distribution Agreement between the Registrant and BISYS Fund Services, Limited Partnership. 3

         (c) Dealer   Agreement   between  The  Winsbury   Company  and  AmSouth
             Investment Services, Inc. 9

         (d) Dealer   Agreement   between  The  Winsbury  Company  and  National
             Financial Services Corporation.9

         (e) Dealer Agreement between The Winsbury Company and AmSouth Bank N.A.
             9

    (8)  Copies of all bonus, profit sharing, pension or other similar contracts
         - none.

    (9) (a) Custodian Agreement dated as of April 17, 1997 between the Registrant and AmSouth Bank. 4

         (b) Amended Schedule A dated March 13, 2000 to the Custodian Agreement between Registrant and AmSouth Bank. 3

    (10) (a) Form of Distribution and Shareholder Services Plan between the Registrant and BISYS Funds Services, Inc.5

         (b) Multiple  Class  Plan for  AmSouth  Funds  adopted  by the Board of
             Trustees on December 6, 1995, as amended and restated as of November 23, 1999. 3

    (11) Opinion and Consent of Kirkpatrick & Lockhart LLP regarding the legality of the shares being registered. 10

    (12) Opinion of Kirkpatrick & Lockhart LLP regarding certain tax matters (to be filed).

    (13) (a) Transfer Agency and Shareholder Service Agreement dated as of November 23, 1999 between the Registrant and BISYS Fund Services, Inc. 3

         (b) Management and Administration Agreement dated as of November 23, 1999 between the Registrant and ASO Services Company and AmSouth Bank. 3

         (c) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and AmSouth Bank. 3

         (d) Sub-Administration Agreement dated as of November 23, 1999 between ASO Services Company and BISYS Fund Services, Inc. 3

         (e) Fund Accounting Agreement dated as of November 23, 1999 between the Registrant and ASO Services Company, Inc. 3

         (f) Shareholder Servicing Plan for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995. 6

         (g) Amended Schedule I dated March 13, 2000 to the Shareholder Servicing Plan. 3

         (h) Model Shareholder Servicing Agreement for AmSouth Mutual Funds adopted by the Board of Trustees on December 6, 1995. 6

    (14) Consent of Ernst & Young LLP. (filed herewith)

    (15) Financial statements omitted from Part B - none.

    (16) Powers of Attorney. 7

         (a) Power of Attorney for Edward P. Farley. 8

         (b) Power of Attorney for Geoffrey A von Kuhn (filed herewith)

    (17) Additional Exhibits

         (a) Proxy Card for AmSouth Equity Income Fund 10

         (b) Proxy Card for AmSouth Limited Term U.S. Government Fund 10

         (c) Proxy Card for AmSouth Limited Term Tennessee Tax-Exempt Fund 10

---------------

1. Incorporated by reference from the Registrant's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 28, 2001.

2. Incorporated by reference from the Registrant's Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on August 27, 1997.

3. Incorporated by reference from the Registrant's Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on March 13, 2000.

4. Incorporated by reference from the Registrant's Post-Effective Amendment No. 23 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on July 3, 1997.

5. Incorporated by reference from the Registrant's Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on September 29, 2000.

6. Incorporated by reference from the Registrant's Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A filed with the Securities and Exchange Commission on January 31, 1996.

7. Incorporated by reference from the Registrant's Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on March 22, 2002.

8. Incorporated by reference from the Registrant's Post-Effective Amendment No. 1 to its Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on April 25, 2002.

9. Incorporated by reference from the Registrant's Post-Effective Amendment No. 2 to its Registration Statement on Form N-14, Registration No. 333-84778, filed with the Securities and Exchange Commission on June 24, 2002.

10. Incorporated by reference from the Registrant's Registration Statement on Form N-14, Registration No. 333-91338, filed with the Securities and Exchange Commission on June 27, 2002.

Item 17. Undertakings
-------- ------------

(1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the City of Washington, District of Columbia on this 2nd day of August, 2002.

                               AMSOUTH FUNDS



                               By:  /s/ J. David Huber **
                                    ------------------------------
                                        J. David Huber, Chairman

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                   Title                              Date

/s/ J. David Huber **                       Chairman                     August 2, 2002
--------------------------------
J. David Huber


/s/ John F. Calvano **                      President                    August 2, 2002
--------------------------------
John F. Calvano


/s/ Charles L. Booth**                      Treasurer                    August 2, 2002
---------------------------                 and Principal Financial
Charles L. Booth                            Officer


/s/ James H. Woodward, Jr. **               Trustee                      August 2, 2002
--------------------------------
James H. Woodward, Jr.


/s/ Wendell D. Cleaver**                    Trustee                      August 2, 2002
---------------------------
Wendell D. Cleaver


/s/ Dick D. Briggs, Jr.**                   Trustee                      August 2, 2002
---------------------------
Dick D. Briggs, Jr.


/s/ Edward P. Farley**                      Trustee                      August 2, 2002
---------------------------
Edward P. Farley






/s/ Geoffrey A. von Kuhn                    Trustee                             August 2, 2002
---------------------------
Geoffrey A. von Kuhn


**Signed by Kathy Kresch Ingber, Attorney-In-Fact pursuant to Powers of Attorney filed on March 22, 2002, Edgar Accession Number 0000898432-02-00206, on April 25, 2002, Edgar Accession Number 0000898432-02-00308, on June 27, 2002, Edgar
Accession Number 0000898432-02-000448 and filed herewith as Exhibit 16 (b).

                                  Exhibit Index


(14)              Consent of Ernst & Young LLP

(16)(b)           Power of Attorney for Geoffrey A. von Kuhn

                                                                      Exhibit 14


                         CONSENT OF INDEPENDENT AUDITORS


We consent to the use of our report dated September 13, 2001, incorporated by reference in the Statement of Additional Information, which is incorporated by reference in Post Effective Amendment No. 1 to the Registration Statement (Form N-14, No. 333-91338) for AmSouth Funds.



                                                    ERNST & YOUNG LLP


Columbus, Ohio
July 29, 2002